UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-10573

ALLIANCEBERNSTEIN NATIONAL MUNICIPAL INCOME FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: October 31, 2016

Date of reporting period: January 31, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein National Municipal Income Fund

Portfolio of Investments

January 31, 2016 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 160.2%
Long-Term Municipal Bonds - 160.2%
Alabama - 1.5%
Alabama Public School & College Authority
Series 2009A
5.00%, 5/01/29 (Pre-refunded/ETM)	$3,000	$3,388,260
County of Jefferson AL (County of Jefferson AL Sch Warrants)
Series 2004A
5.25%, 1/01/18-1/01/23	3,100	3,131,230

		6,519,490

Alaska - 0.5%
Alaska International Airports System
NATL Series 2003B
5.00%, 10/01/26	2,000	2,010,080

Arizona - 1.1%
Salt Verde Financial Corp. (Citigroup, Inc.)
Series 2007
5.25%, 12/01/22-12/01/23	4,150	4,987,268

Arkansas - 0.5%
Pulaski County Public Facilities Board (Baptist Health)
Series 2014
5.00%, 12/01/42	2,000	2,269,920

California - 24.3%
Anaheim Public Financing Authority (City of Anaheim CA Lease)
Series 2014A
5.00%, 5/01/32-5/01/39	5,500	6,377,710
Bay Area Toll Authority
Series 2013S
5.00%, 4/01/32	5,720	6,838,374
California Econ Recovery
Series 2009A
5.25%, 7/01/21 (Pre-refunded/ETM)	4,860	5,584,480
California Pollution Control Financing Authority (Poseidon Resources Channelside LP)
Series 2012
5.00%, 7/01/37-11/21/45 (a)	7,000	7,742,710
City of Los Angeles Department of Airports (Los Angeles Intl Airport)
Series 2009A
5.25%, 5/15/29	5,700	6,482,439
County of San Bernardino CA COP
Series 2009A
5.25%, 8/01/26	1,455	1,637,966
Los Angeles Community College District/CA
Series 2008F-1
5.00%, 8/01/28 (Pre-refunded/ETM)	5,800	6,404,998
Los Angeles County Metropolitan Transportation Authority (Los Angeles County Metropolitan Transportation Authority Sales Tax)
Series 2013B
5.00%, 7/01/34	1,770	2,075,467

	Principal Amount (000)	U.S. $ Value
Los Angeles Department of Water & Power PWR
Series 2013A
5.00%, 7/01/30	6,255	7,451,581
Series 2013B
5.00%, 7/01/30	10,000	12,079,700
Los Angeles Department of Water & Power WTR
Series 2013B
5.00%, 7/01/32	3,840	4,559,962
San Bernardino County Transportation Authority
5.00%, 3/01/32-3/01/34 (b)	11,340	13,471,205
State of California
Series 2013
5.00%, 11/01/30	5,800	7,010,054
University of California
Series 2012G
5.00%, 5/15/31	7,000	8,324,960
Series 2013A
5.00%, 5/15/30-5/15/32	9,855	11,782,107

		107,823,713

Colorado - 2.4%
City & County of Denver Co. Airport System Revenue (Denver Intl Airport)
Series 2013B
5.25%, 11/15/31	6,680	8,013,529
Colorado Health Facilities Authority
Series 2006
5.25%, 6/01/19 (Pre-refunded/ETM)	495	502,786
5.25%, 6/01/23 (Pre-refunded/ETM)	1,225	1,244,269
Colorado Health Facilities Authority (Evangelical Lutheran Good Samaritan Obligated Group)
Series 2006
5.25%, 6/01/19-6/01/23	705	716,456

		10,477,040

Connecticut - 9.6%
State of Connecticut
Series 2013C
5.00%, 7/15/27	7,165	8,590,978
Series 2013E
5.00%, 8/15/29	4,800	5,728,320
Series 2015F
5.00%, 11/15/32	5,000	5,978,000
State of Connecticut Special Tax Revenue
Series 2011A
5.00%, 12/01/28	5,000	5,920,850
Series 2012
5.00%, 1/01/29	13,855	16,426,904

		42,645,052

District of Columbia - 1.4%
District of Columbia
Series 2013A
5.00%, 6/01/29	5,000	6,002,450

	Principal Amount (000)	U.S. $ Value
Florida - 10.6%
Alachua County Health Facilities Authority (Shands Teaching Hospital and Clinics Obligated Group)
Series 2014A
5.00%, 12/01/44	4,560	5,042,539
Brevard County Health Facilities Authority (Health First, Inc. Obligated Group)
Series 2014
5.00%, 4/01/33	1,000	1,136,030
City of Orlando FL
Series 2014A
5.00%, 11/01/44	7,720	8,809,678
5.25%, 11/01/33	5,620	6,788,061
County of Miami-Dade FL Aviation Revenue
Series 2014A
5.00%, 10/01/33	1,000	1,143,310
Florida Ports Financing Commission
Series 2011A
5.00%, 10/01/25-10/01/27	4,205	4,988,582
Halifax Hospital Medical Center (Halifax Hospital Medical Center Obligated Group)
Series 2015
5.00%, 6/01/35	2,655	2,922,837
Miami Beach Health Facilities Authority (Mount Sinai Medical Center of Florida, Inc.)
Series 2014
5.00%, 11/15/39	9,250	10,187,950
South Florida Water Management District COP
Series 2016
5.00%, 10/01/33 (c)	5,000	6,029,150

		47,048,137

Georgia - 1.3%
City of Atlanta Department of Aviation (Hartsfield Jackson Atlanta Intl Airport)
Series 2014B
5.00%, 1/01/31-1/01/32	4,675	5,541,635

Hawaii - 2.8%
State of Hawaii
Series 2015E
4.00%, 10/01/34-10/01/35	3,500	3,844,375
State of Hawaii Airports System Revenue
Series 2010A
5.00%, 7/01/34	5,000	5,657,350
Series 2015A
5.00%, 7/01/45	2,500	2,804,800

		12,306,525

Illinois - 7.9%
Cook County High School District No 29 Proviso Township
AGM Series 2004
5.00%, 12/01/20	2,000	2,067,960
Illinois Finance Authority (Illinois Institute of Technology)
Series 2006A
5.00%, 4/01/31	1,250	1,250,687

	Principal Amount (000)	U.S. $ Value
Illinois Finance Authority (OSF Healthcare System Obligated Group)
Series 2015A
5.00%, 11/15/45	4,500	5,035,095
Illinois State Toll Highway Authority
Series 2015B
5.00%, 1/01/33-1/01/40	8,800	10,324,574
Series 2016A
5.00%, 12/01/32	2,025	2,417,870
State of Illinois
Series 2012
5.00%, 3/01/31	1,000	1,067,350
Series 2014
5.00%, 4/01/30-2/01/39	12,070	12,946,558

		35,110,094

Indiana - 1.3%
Indiana Finance Authority (WVB East End Partners LLC)
Series 2013A
5.00%, 7/01/44	1,250	1,342,712
Richmond Hospital Authority (Reid Hospital & Health Care Services, Inc.)
Series 2015
5.00%, 1/01/39	3,765	4,255,542

		5,598,254

Kentucky - 2.0%
Kentucky Municipal Power Agency
NATL Series 2015A
5.00%, 9/01/30	2,500	2,908,975
Kentucky Turnpike Authority
Series 2013A
5.00%, 7/01/29	5,000	5,982,700

		8,891,675

Louisiana - 2.1%
City of New Orleans LA
AGC Series 2007A
5.00%, 12/01/22	5,875	6,324,496
Louisiana Agricultural Finance Authority (Louisiana Agricultural Finance Authority State Lease)
Series 2007
5.25%, 9/15/17	2,345	2,436,432
Louisiana Local Government Environmental Facilities & Community Development Auth
Series 2009A
5.00%, 4/01/26 (Pre-refunded/ETM)	535	603,560

		9,364,488

Maryland - 1.7%
Maryland Health & Higher Educational Facilities Authority (Meritus Medical Center, Inc.)
Series 2015
5.00%, 7/01/45	6,725	7,363,875

	Principal Amount (000)	U.S. $ Value
Massachusetts - 4.1%
Massachusetts School Building Authority (Massachusetts School Building Authority Sales Tax)
Series 2011B
5.00%, 10/15/32	13,000	15,367,300
Series 2012B
5.00%, 8/15/30	2,480	2,977,240

		18,344,540

Michigan - 7.8%
Detroit City School District
Series 2012A
5.00%, 5/01/26-5/01/27	6,045	6,893,202
Michigan Finance Authority (City of Detroit MI Water Supply System Revenue)
AGM Series 2014D1
5.00%, 7/01/35	1,250	1,433,600
Michigan Finance Authority (Public Lighting Authority)
Series 2014B
5.00%, 7/01/34	2,250	2,521,845
Michigan Strategic Fund (Detroit Renewable Energy Obligated Group)
Series 2013
8.50%, 12/01/30 (a)	3,870	3,723,134
Plymouth Educational Center Charter School
Series 2005
5.125%, 11/01/23	2,140	1,603,609
Wayne State University
Series 2009A
5.00%, 11/15/29	16,500	18,518,775

		34,694,165

Minnesota - 0.7%
City of Minneapolis MN (Fairview Health Services Obligated Group)
Series 2015A
5.00%, 11/15/33	2,700	3,134,889

Mississippi - 0.9%
City of Gulfport MS (Memorial Hospital at Gulfport/MS)
Series 2001A
5.75%, 7/01/31	4,000	4,011,640

Missouri - 0.5%
City of Kansas City MO (City of Kansas City MO Lease)
Series 2008C
5.00%, 4/01/28	2,000	2,156,720

New Jersey - 8.1%
New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease)
Series 2014U
5.00%, 6/15/30-6/15/34	7,500	8,130,550

	Principal Amount (000)	U.S. $ Value
New Jersey Economic Development Authority (NYNJ Link Borrower LLC)
Series 2013
5.125%, 1/01/34	1,000	1,114,340
New Jersey Health Care Facilities Financing Authority (Barnabas Health, Inc.)
Series 2014
5.00%, 7/01/44	6,450	7,174,335
New Jersey Turnpike Authority
Series 2012B
5.00%, 1/01/29	6,500	7,619,885
Series 2013A
5.00%, 1/01/31	5,000	5,878,550
Series 2016A
5.00%, 1/01/34 (c)	5,000	5,960,500

		35,878,160

New York - 26.5%
City of New York NY
Series 2006J
5.00%, 6/01/22 (Pre-refunded/ETM)	1,155	1,172,533
Series 2012B
5.00%, 8/01/30	5,070	5,992,030
Series 2012I
5.00%, 8/01/28	8,780	10,429,674
Metropolitan Transportation Authority
Series 2012D
5.00%, 11/15/29	4,000	4,749,160
Series 2012F
5.00%, 11/15/27	1,575	1,896,552
Series 2013A
5.00%, 11/15/29	1,830	2,175,742
Series 2014B
5.25%, 11/15/34	4,000	4,785,200
Series 2014C
5.00%, 11/15/32	1,000	1,188,200
New York City Municipal Water Finance Authority
Series 2011HH
5.00%, 6/15/26	5,000	5,950,200
Series 2013D
5.00%, 6/15/34	3,600	4,220,496
New York City NY Transitional
5.00%, 8/01/34-8/01/37 (b)	10,000	11,915,180
New York City Transitional Finance Authority Future Tax Secured Revenue
Series 2007B
5.00%, 11/01/24 (Pre-refunded/ETM)	4,540	4,786,068
5.00%, 11/01/24	2,485	2,621,625
New York State Dormitory Authority
Series 2012D
5.00%, 2/15/29 (Pre-refunded/ETM)	1,135	1,384,553
New York State Dormitory Authority (State of New York Pers Income Tax)
5.00%, 3/15/26 (b)	7,000	7,595,700

	Principal Amount (000)	U.S. $ Value
Series 2012B
5.00%, 3/15/32	7,600	8,939,880
Series 2012D
5.00%, 2/15/29	6,865	8,119,922
New York State Environmental Facilities Corp. (New York NY Mun Wtr Fin Auth)
5.00%, 6/15/24-6/15/27 (b)	7,000	7,669,620
Port Authority of New York & New Jersey
Series 2013-178
5.00%, 12/01/32	4,400	5,116,320
Series 2014-186
5.00%, 10/15/44	8,000	9,014,400
Ulster County Industrial Development Agency (Kingston Regional Senior Living Corp.)
Series 2007A
6.00%, 9/15/27	1,775	1,803,382
Utility Debt Securitization Authority
Series 2013T
5.00%, 12/15/30	5,000	6,094,850

		117,621,287

North Carolina - 2.2%
County of Iredell NC COP
AGM Series 2008
5.25%, 6/01/22	1,080	1,183,238
North Carolina Medical Care Commission (Vidant Health Obligated Group)
Series 2015
5.00%, 6/01/45	4,445	5,012,982
University of North Carolina at Greensboro
Series 2014
5.00%, 4/01/33	3,145	3,714,465

		9,910,685

Ohio - 1.6%
Columbiana County Port Authority (Apex Environmental LLC)
Series 2004
7.125%, 8/01/25 (d)	1,840	349,600
Series 2014
10.635%, 8/01/25 (d)	248	47,065
Ohio Air Quality Development Authority (FirstEnergy Nuclear Generation LLC)
Series 2006
3.625%, 12/01/33	795	821,211
Series 2008C
3.95%, 11/01/32	5,800	5,992,096

		7,209,972

Oklahoma - 0.4%
Tulsa Airports Improvement Trust
BAM Series 2015A
5.00%, 6/01/45	1,700	1,857,063

Oregon - 1.4%
Oregon State Lottery
Series 2011A
5.25%, 4/01/25 (Pre-refunded/ETM)	4,305	5,182,144
5.25%, 4/01/25	695	830,441

		6,012,585

	Principal Amount (000)	U.S. $ Value
Pennsylvania - 7.9%
Allegheny County Industrial Development Authority (Residential Resources, Inc./PA)
Series 2006
5.00%, 9/01/21	500	508,480
Butler County Hospital Authority (Butler Health System Obligated Group)
Series 2015
5.00%, 7/01/35-7/01/39	3,510	3,903,779
Montgomery County Industrial Development Authority/PA
Series 2010
5.25%, 8/01/33 (Pre-refunded/ETM)	3,480	4,118,336
Montour School District
AGM Series 2015B
5.00%, 4/01/34-4/01/35	6,520	7,623,360
Pennsylvania Economic Development Financing Authority (PA Bridges Finco LP)
Series 2015
5.00%, 12/31/34-12/31/38	9,270	10,295,032
Pennsylvania Turnpike Commission
Series 2014A
5.00%, 12/01/31-12/01/33	6,355	7,432,742
Philadelphia Authority for Industrial Development (LLPCS Foundation)
Series 2005A
5.25%, 7/01/24 (d)(e)	1,150	11,500
Wilkes-Barre Finance Authority (Wilkes University)
Series 2007
5.00%, 3/01/22	990	1,025,808

		34,919,037

South Carolina - 1.6%
Dorchester County School District No 2
AGC Series 2006
5.00%, 12/01/29 (Pre-refunded/ETM)	1,600	1,659,792
South Carolina Ports Authority
Series 2015
5.00%, 7/01/45	5,000	5,596,800

		7,256,592

Tennessee - 2.5%
Chattanooga-Hamilton County Hospital Authority (Erlanger Medical Center)
Series 2014
5.00%, 10/01/44	7,500	8,363,625
Sullivan County Health Educational & Housing Facilities Board
Series 2006C
5.00%, 9/01/22 (Pre-refunded/ETM)	1,760	1,805,215

	Principal Amount (000)	U.S. $ Value
Sullivan County Health Educational & Housing Facilities Board (Wellmont Health System)
Series 2006C
5.25%, 9/01/26	725	742,059

		10,910,899

Texas - 20.1%
Alvin Independent School District/TX
Series 2009B
5.00%, 2/15/28	960	1,068,643
Arlington Higher Education Finance Corp. (Lifeschool of Dallas)
Series 2014A
5.00%, 8/15/39	4,805	5,469,435
Austin Community College District Public Facility Corp.
Series 2015
5.00%, 8/01/33	5,000	5,861,450
Bexar County Health Facilities Development Corp. (Army Retirement Residence Obligated Group)
Series 2007
5.00%, 7/01/27	430	440,703
City of Austin TX Water & Wastewater System Revenue
Series 2013A
5.00%, 11/15/28-11/15/29	8,075	9,707,956
City of Houston TX Combined Utility System Revenue
Series 2011D
5.00%, 11/15/26	6,000	7,255,200
Dallas Independent School District
Series 2008
6.00%, 2/15/28 (Pre-refunded/ETM)	2,500	2,762,200
Dripping Springs Independent School District/TX
Series 2008
5.125%, 2/15/28 (Pre-refunded/ETM)	5,715	5,987,663
Fort Bend Independent School District
Series 2009
5.00%, 2/15/27	7,560	8,719,099
Love Field Airport Modernization Corp.
Series 2015
5.00%, 11/01/31	1,000	1,173,400
North Texas Tollway Authority
Series 2015B
5.00%, 1/01/40	5,000	5,680,000
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC)
Series 2009
6.875%, 12/31/39	1,720	2,051,066
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners Segments 3 LLC)
Series 2013
6.75%, 6/30/43	3,000	3,709,230
Texas Trnsp Comm
5.00%, 4/01/23 (b)	20,600	21,627,322

	Principal Amount (000)	U.S. $ Value
University of Texas System (The)
Series 2009A
5.25%, 8/15/22	6,825	7,577,866

		89,091,233

Washington - 2.6%
FYI Properties (FYI Properties WA State Lease)
Series 2009
5.00%, 6/01/27	3,885	4,366,468
5.125%, 6/01/28	5,200	5,858,320
Port of Seattle WA
Series 2015A
5.00%, 4/01/40	1,000	1,145,770

		11,370,558

Wisconsin - 0.3%
State of Wisconsin
Series 2003-3
5.00%, 11/01/26	1,455	1,458,245

Total Long-Term Municipal Bonds (cost $653,974,967)		709,797,966

	Shares
SHORT-TERM INVESTMENTS - 2.5%
Investment Companies - 2.5%
AB Fixed Income Shares, Inc. - Government STIF Portfolio 0.36% (f)(g) (cost $11,032,242)	11,032,242	11,032,242

Total Investments - 162.7% (cost $665,007,209) (h)		720,830,208
Other assets less liabilities - (41.9)%		(185,639,452)
Auction Preferred Shares at liquidation value - (20.8)%		(92,125,000)

Net Assets Applicable to Common Shareholders - 100.0% (i)		$443,065,756

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2016, the aggregate market value of these securities amounted to $11,465,844 or 2.6% of net assets.
(b)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(c)	When-Issued or delayed delivery security.
(d)	Illiquid security.
(e)	Security is in default and is non-income producing.
(f)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

(g)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(h)	As of January 31, 2016, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $57,058,465 and gross unrealized depreciation of investments was $(1,235,466), resulting in net unrealized appreciation of $55,822,999.
(i)	Portfolio percentages are calculated based on net assets applicable to common shareholders.

As of January 31, 2016, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 3.8% and 0.2%, respectively.

Glossary:

AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal
BAM	-	Build American Mutual
COP	-	Certificate of Participation
ETM	-	Escrowed to Maturity
NATL	-	National Interstate Corporation
OSF	-	Order of St. Francis

AllianceBernstein National Municipal Income Fund

January 31, 2016 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2016:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$689,590,932		$20,207,034		$709,797,966
Short-Term Investments		11,032,242		– 0	–	– 0	–	11,032,242

Total Investments in Securities		11,032,242		689,590,932		20,207,034		720,830,208
Other Financial Instruments*		– 0	–	– 0	–	– 0	–	– 0	–

Total^		$11,032,242		$689,590,932		$20,207,034		$720,830,208

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds		Total
Balance as of 10/31/15	$25,616,290		$25,616,290
Accrued discounts/(premiums)	(19,783)		(19,783)
Realized gain (loss)	(2,605,218)		(2,605,218)
Change in unrealized appreciation/depreciation	3,013,335		3,013,335
Purchases	– 0	–	– 0	–
Sales	(5,797,590)		(5,797,590)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 1/31/16	$20,207,034		$20,207,034

Net change in unrealized appreciation/depreciation from Investments held as of 1/31/16	$233,922		$233,922

As of January 31, 2016, all Level 3 securities were priced by third party vendors.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein National Municipal Income Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	March 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	March 23, 2016

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	March 23, 2016